Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	March 31, 2026	March 31, 2025
Accounts receivable	$188,717,221	$108,346,014
Less: allowance for credit losses	(1,886,935)	(1,040,434)
Accounts receivable, net	$186,830,286	$107,305,580

Schedule of Allowance for Credit Losses

Movement of allowance for credit losses was as follows:

	March 31, 2026	March 31, 2025
Beginning balance	$1,040,434	$1,244,662
Addition (reduction)	915,388	(209,992)
Foreign currency translation adjustments	(68,887)	5,764
Ending balance	$1,886,935	$1,040,434